Debt Instruments at Fair Value Through Other Comprehensive Income (Details 3) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	$ 16,767	$ 21,921
Fair value	19,556	24,827
Unrealized profit	2,789	3,114
Unrealized loss		(209)
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	611,488	454,408
Fair value	623,159	448,459
Unrealized profit	24,190	602
Unrealized loss	(12,519)	(6,575)
Available for Sale Investments [Member]
Disclosure of financial assets [line items]
Amortized cost	3,981,088	2,387,898
Fair value	4,010,272	2,394,322
Unrealized profit	68,818	18,112
Unrealized loss	(39,634)	(11,688)
Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	398	2,691
Fair value	398	2,693
Unrealized profit		1
Unrealized loss
Mortgage Finance Bonds Of Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	15,962	19,010
Fair value	16,748	19,227
Unrealized profit	786	426
Unrealized loss		(209)
Chilean Financial Institution Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Corporate Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Instruments Issued in The Country [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	407	220
Fair value	2,410	2,907
Unrealized profit	2,003	2,687
Unrealized loss
Foreign Central Banks And Government Securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	198,020	280,021
Fair value	197,685	280,622
Unrealized profit	11,110	602
Unrealized loss	(11,445)
Other Foreign Financial Securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	413,468	174,387
Fair value	425,474	167,837
Unrealized profit	13,080
Unrealized loss	(1,074)	(6,575)
Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	3,352,833	1,911,569
Fair value	3,367,557	1,921,035
Unrealized profit	41,839	14,397
Unrealized loss	(27,115)	(4,904)
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
Amortized cost	270,979	658,013
Fair value	272,802	657,096
Unrealized profit	3,600	3,698
Unrealized loss	(1,777)	(4,615)
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
Amortized cost	1,186,487	56,737
Fair value	1,186,724	56,719
Unrealized profit	237	10
Unrealized loss		(27)
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Amortized cost	1,895,367	1,196,819
Fair value	1,908,031	1,207,220
Unrealized profit	38,002	10,689
Unrealized loss	$ (25,338)	$ (262)